THE ADVISORS’ INNER CIRCLE FUND III

Ninety One Emerging Markets Equity Fund (the “Fund”)

Supplement dated July 5, 2023

to the Fund’s Prospectus, dated March 1, 2023 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Varun Laijawalla has been appointed a portfolio manager of the Fund. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	In the “Ninety One Emerging Markets Equity Fund—Portfolio Manager” section of the Prospectus, the following disclosure is hereby added:

Varun Laijawalla, Portfolio Manager at Ninety One UK, an affiliate of Ninety One NA, has managed the Fund since 2023.

2.	In the “Portfolio Managers” section of the Prospectus, the paragraph related to Archie Hart is hereby deleted and replaced with the following:

Archie Hart, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Emerging Markets Equity Fund. Mr. Hart joined Ninety One UK in 2008. Mr. Hart graduated from the University of Sheffield in 1986 with a degree in Business Studies.

3.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Varun Laijawalla, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Emerging Markets Equity Fund. Mr. Laijawalla joined Ninety One UK in 2016. Mr. Laijawalla received his BA from University of Warwick. Mr. Laijawalla also received an MBA with a specialization in Finance from Institut Européen d’Administration des Affaires.

4.	The “Ninety One Emerging Markets Equity Fund - Related Performance Data of the Portfolio Manager” section of the Prospectus is renamed “Ninety One Emerging Markets Equity Fund - Related Performance Data,” and the first paragraph under this section is hereby deleted and replaced with the following:

The following tables give the related performance of all accounts (each, an “Account”), referred to as a “Composite,” managed at Ninety One UK that have investment objectives, policies and strategies substantially similar to those of the Fund. Mr. Hart and Mr. Laijawalla jointly exercise final decision-making authority over all material aspects concerning the investment objective, policies, strategies, and security selection decisions of the Composite, and exercise the same level of authority and discretion in managing the Fund. Mr. Laijawalla became a portfolio manager of the Composites in April 2023. Prior to this time, Mr. Hart was the sole portfolio manager of the Composite. The data does not represent the historical performance of the Fund and is not indicative of the potential future performance of the Fund.

Please retain this supplement for future reference.

INV-SK-009-0200

THE ADVISORS’ INNER CIRCLE FUND III

Ninety One Emerging Markets Equity Fund (the “Fund”)

Supplement dated July 5, 2023

to the Fund’s Statement of Additional Information (the “SAI”),

dated March 1, 2023.

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Varun Laijawalla now serves as a portfolio manager of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Varun Laijawalla[2]	None

[2]	Valuation date is as of March 31, 2023.

2.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts*	Total Assets (in Millions)	Number of Accounts**	Total Assets (in Millions)
Varun Laijawalla***	1	$258	4	$2,597	18	$6,089

*	Includes two accounts with assets under management of $2,430 million that are subject to a performance-based advisory fee.
**	Includes two accounts with assets under management of $384 million that are subject to a performance-based advisory fee.
***	Valuation date is as of March 31, 2023.

Please retain this supplement for future reference.

INV-SK-009-0300